Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Payable from acquisition of property, plant and equipment	$ 521	$ 1,042
Other payables	306	385
Trade and other payables, current	827	1,427
Trade payables	82,824	77,325
Advances from customers	6,722	7,758
Amounts due to related parties (Note 31)	628	1,152
Current income tax liabilities	6,462	4,685
Other payables	1,787	1,238
Trade and other payables, current	98,423	92,158
Trade and other payables	$ 99,250	$ 93,585